Deferred Revenue and Customer Deposits (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Revenue Recognition and Deferred Revenue [Abstract]
Deferred revenue	$ 5,694	¥ 39,638		¥ 33,067
Customer deposits	5,447	37,923	$ 3,794	26,416	¥ 20,636
Total deferred revenue and customer deposits — current	11,141	77,561		59,483
Deferred revenue — non-current	$ 1,171	¥ 8,150		¥ 10,265